Trade And Other Payables (Detail) - RUB (₽) ₽ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Non-current trade and other payables
Payables to employees	₽ 4,239	₽ 13,967
Total	4,239	13,967	[1]
Current trade and other payables
Taxes payable	424,322	342,881
Trade payables	109,487	83,311
IPO-related accrued expenses	2,414	39,215
Payables to employees	214,548	164,069
Dividends payable to non-controlling interest		5,916
Other payables	29,448	20,485
Total	₽ 780,219	₽ 655,877	[1]

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under the approach, comparative information is not restated. See Note 4.